Employee Post-retirement Benefits	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Post-retirement Benefits	Employee Post-retirement Benefits
Defined Benefit Pension
Effective October 1, 2024, in connection with the Spinoff, pension obligations and the related Plan assets for participants were transferred to U.S. and Canada pension plans established by the Company. As the Plan sponsor, effective October 1, 2024, South Bow's consolidated balance sheets reflects the net overfunded pension asset equal to an excess of the fair value of the Plan assets over the projected benefit obligation ("PBO").
Benefit Obligations, Plan Assets, and Funded Status
As of October 1, 2024, the Company assumed from the Former Parent the PBO and Plan assets for South Bow Plan participants in connection with the Spinoff. The plans were remeasured to determine the obligations and related Plan assets to be transferred to South Bow as of Spinoff date.
The remeasurement completed at Spinoff resulted in the recognition of pension obligations of $87 million, net of pension plan assets of $88 million. The Company recognized a $4 million loss ($3 million after-tax) in AOCI for actuarial losses and prior service costs that had accrued over the lives of the Plans prior to Spinoff, primarily based on South Bow's proportionate share of the total projected pension obligation from the Former Parent prior to Spinoff.
The Company uses a December 31 measurement date for its pension obligation and the related Plan assets. The actuarial gains experienced upon remeasurement as of December 31, 2024 were offset against AOCI and attributable to increases in the discount rates used to measure the benefit obligations net of actual investment performance that was less than expected.
The following table summarizes the changes in the benefit obligations and Plan assets for the year ended December 31, 2024 for the Company's Plans:

Year Ended December 31,
U.S.$ millions	2024
Change in benefit obligation
Benefit obligation - beginning of year	—
Canadian benefit obligation transferred on October 1, 2024	79
U.S. benefit obligation transferred on October 1, 2024	8
Service cost	2
Interest cost	1
Actuarial loss	(2)
Foreign exchange rate changes	5
Benefit obligation - end of year	93
Change in plan assets
Plan assets - beginning of year	—
Fair value of Canadian net plan assets as of October 1, 2024 pending transfer [1]	79
Fair value of U.S. net plan assets as of October 1, 2024	9
Actual return on plan assets	3
Employee contributions	—
Foreign exchange rate changes	5
Plan assets at fair value - end of year	96
Funded status - plan surplus	3
1.The plan assets remain in the Former Parent's pension trust and will be transferred in accordance with the Separation Agreement and EMA.
Components of Net Periodic Benefit Costs
South Bow reports the net periodic benefit costs for all Plans separately in the consolidated statements of income. The majority of the 2024 pension benefit cost for the Plan is calculated using an expected long-term rate of return on Plan assets of 6.60 per cent and a discount rate of 5.0 per cent.
The following table presents the components of the Company's net periodic benefit costs, prior to capitalization and co-owner allocations, for the year ended December 31, 2024:

Year Ended December 31,
U.S.$ millions	2024
Service cost	2
Interest cost	1
Expected return on plan assets	(2)
Net periodic benefit cost recognized	1
Components of Accumulated Other Comprehensive Income
South Bow recognizes the overfunded or underfunded status of the Plans as an asset or liability on the consolidated balance sheets, with offsetting entries to AOCI. An updated measurement was performed as of December 31, 2024, the impact of which was recognized in AOCI as an actuarial gain.
The following tables provide the pre-tax components of AOCI for the year ended December 31, 2024:

As at December 31,
U.S.$ millions	2024
Change in plan assets and benefit obligation recognized in AOCI:
Opening AOCI	—
Separation-related adjustment	3
Net gain	3
Total recognized in AOCI at year-end	6
Average Remaining Service Period
For pension benefits, South Bow amortizes the unrecognized prior service costs (credits) and certain actuarial gains and losses reflected in AOCI, as applicable, based on participants’ average remaining service periods. The resulting remaining service periods for pension was 12.53 years as of December 31, 2024.
Assumptions
The measurement of the Plan obligations and costs of providing benefits under the Company's Plans involves various factors, including the development of valuation assumptions and inputs and accounting policy elections. The measurement of benefit obligations and costs is impacted by several assumptions and inputs, as shown below, among other factors. When developing the required assumptions, South Bow considers historical information as well as future expectations. Assumptions used to determine year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.
Discount Rate
The discount rates are determined by developing a spot rate curve based on the yield to maturity of a universe of high-quality non-callable (or callable with make-whole provisions) bonds with similar maturities to the related pension obligation. The spot rates are used to discount the estimated future benefit distribution amounts under the pension plan. The discount rate is the single level rate that produces the same result as the spot rate curve. South Bow utilizes an analytical tool developed by its actuaries to determine the discount rates.
Expected Rate of Return
In determining the expected rate of return on assets, the Company considers historical economic indicators, including inflation and GDP growth, that impact asset returns, as well as expectations regarding future long-term capital market performance, weighted by target asset class allocations.
Mortality
The mortality assumption is composed of a base table that represents the current expectation of life expectancy of the population adjusted by an improvement scale that attempts to anticipate future improvements in life expectancy.
The following assumptions were used to determine the benefit obligations for the Plans for 2024:

	Canadian Plan	U.S. Plan
	2024	2024
Assumptions for benefit obligations
Discount rate	4.70%	5.70%
Expected rate of return	6.90%	6.50%
Rate of compensation increase	3.5% per year	4.5% for 2024 3% thereafter
Estimated Future Benefit Payments
Estimated future benefit payments to participants over the next 10 years for the Plans as of December 31, 2024 are as follows:

U.S.$ millions
2025	3
2026	3
2027	3
2028	4
2029	8
2030 to 2034	25
Total estimated future benefits payments through 2034	46
Plan Assets
As earlier noted, the Plan assets remain in the Former Parent's pension trust and will be transferred in accordance with the Separation Agreement and EMA. Nonetheless, South Bow regularly evaluates its investment strategy to ensure that Plan assets will be sufficient to pay Plan benefits when due. Asset-liability matching studies are performed by a third-party consultant to set the asset mix by quantifying the risk-and-return characteristics of possible asset mix strategies. Investment and contribution policies are integrated within this study, and areas of focus include asset mix as well as interest rate sensitivity. The objective for the investment of the Plans funds is to generate sufficient returns at an appropriate level of risk.
The Company's Plan target asset allocations as of December 31, 2024 were as follows:

As at December 31, 2024	Target Allocation		Percentage of Plan Assets [1]
	Canadian Plan	U.S. Plan	Canadian Plan	U.S. Plan

Equity securities	70%	50%	55%	50%
Fixed income securities	30%	50%	24%	50%
Cash investments [1]	—%	—%	21%	—%
	100%	100%	100%	100%
1.Cash investments held within the Canadian plan represent funds received on December 31, 2024 which were subsequently invested. The allocation of assets does not include the pending asset transfer from Former Parent's pension trust.
The Company evaluated its Plans’ asset portfolios for the existence of significant concentrations of credit risk as of December 31, 2024. Types of concentrations that were evaluated include, but were not limited to, investment concentrations in a single entity, type of industry, foreign country, and individual fund. As of December 31, 2024, the Plans held no credit risk concentrations exceeding 10 per cent of plan assets.
Fair Value Measurements
The following table presents Plan assets measured and recorded at fair value on the consolidated balance sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2024:

	Quoted Prices in Active Markets (Level I)
	As at December 31,
U.S.$ millions	2024	2023
Asset Category
Equity securities	4	—
U.S. bonds	4	—
Fair value of plan assets	8	—